Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table summarizes the compensation actually paid to our president and chief executive officer, who is our principal executive officer (listed in the table as the “PEO”), and the average compensation actually paid to our other named executive officers (listed in the table as the “Non-PEO NEOs”) for the fiscal years 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Class A Common Stock Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Combined Ratio (%)
2023	914,440	897,995	579,336	566,573	112.65	104.50	4,425,504	104.4
2022	1,180,431	1,256,456	751,940	805,762	109.16	102.08	(1,959,405)	103.3
2021	1,017,560	1,044,160	677,148	695,284	104.91	105.60	25,254,174	101.0
2020	1,290,278	1,281,678	847,290	840,466	98.98	90.33	52,815,252	96.0

We calculated the compensation actually paid for each fiscal year by adjusting the compensation that appears in this proxy statement under the caption “Executive Compensation Discussion and Analysis - Summary Compensation Table” as follows:

•	We subtracted the values we reported in the Stock Awards and Option Awards columns of the Summary Compensation Table;

•	We added the year-end fair value for equity awards that we granted in the fiscal year that were outstanding and unvested at the end of the fiscal year;

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior fiscal years that were outstanding and unvested at the end of the fiscal year by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year and

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior years that vested in the fiscal year by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year.

We determined fair value of equity awards in the same manner we determine fair value for share-based payments we reflect in our financial statements.

We calculated the value of an initial fixed $100 investment at December 31, 2019 based on total shareholder return for our Class A common stock and peer group total using the same methodology that we used in preparing the performance graph that appeared in our 2023 Annual Report on Form 10-K. Our peer group consists of Cincinnati Financial Corporation, The Hanover Insurance Group, Inc., Horace Mann Educators Corporation, Kemper Corporation, Selective Insurance Group Inc. and United Fire Group, Inc.

Company Selected Measure Name	Combined Ratio
Peer Group Issuers, Footnote

We calculated the value of an initial fixed $100 investment at December 31, 2019 based on total shareholder return for our Class A common stock and peer group total using the same methodology that we used in preparing the performance graph that appeared in our 2023 Annual Report on Form 10-K. Our peer group consists of Cincinnati Financial Corporation, The Hanover Insurance Group, Inc., Horace Mann Educators Corporation, Kemper Corporation, Selective Insurance Group Inc. and United Fire Group, Inc.

PEO Total Compensation Amount	$ 914,440	$ 1,180,431	$ 1,017,560	$ 1,290,278
PEO Actually Paid Compensation Amount	$ 897,995	1,256,456	1,044,160	1,281,678
Adjustment To PEO Compensation, Footnote

We calculated the compensation actually paid for each fiscal year by adjusting the compensation that appears in this proxy statement under the caption “Executive Compensation Discussion and Analysis - Summary Compensation Table” as follows:

•	We subtracted the values we reported in the Stock Awards and Option Awards columns of the Summary Compensation Table;

•	We added the year-end fair value for equity awards that we granted in the fiscal year that were outstanding and unvested at the end of the fiscal year;

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior fiscal years that were outstanding and unvested at the end of the fiscal year by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year and

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior years that vested in the fiscal year by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year.

We determined fair value of equity awards in the same manner we determine fair value for share-based payments we reflect in our financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 579,336	751,940	677,148	847,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 566,573	805,762	695,284	840,466
Adjustment to Non-PEO NEO Compensation Footnote

We calculated the compensation actually paid for each fiscal year by adjusting the compensation that appears in this proxy statement under the caption “Executive Compensation Discussion and Analysis - Summary Compensation Table” as follows:

•	We subtracted the values we reported in the Stock Awards and Option Awards columns of the Summary Compensation Table;

•	We added the year-end fair value for equity awards that we granted in the fiscal year that were outstanding and unvested at the end of the fiscal year;

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior fiscal years that were outstanding and unvested at the end of the fiscal year by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year and

•	We added the increase, or subtracted the decrease, in the fair value of equity awards that we granted in prior years that vested in the fiscal year by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal year.

We determined fair value of equity awards in the same manner we determine fair value for share-based payments we reflect in our financial statements.

Total Shareholder Return Amount	$ 112.65	109.16	104.91	98.98
Peer Group Total Shareholder Return Amount	104.5	102.08	105.6	90.33
Net Income (Loss)	$ 4,425,504	$ (1,959,405)	$ 25,254,174	$ 52,815,252
Company Selected Measure Amount	1.044	1.033	1.01	0.96